Label	Element	Value
U.S. Government Securities Fund | U.S. Government Securities Fund®
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Risk/Return [Heading]	oef_RiskReturnHeading	U.S. Government Securities Fund®
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
Prospectus Supplement August 22, 2025

For the following funds with recent summary and statutory prospectuses (as supplemented to date):

American Funds® Multi-Sector Income Fund (MSI) American Funds® Strategic Bond Fund (SBF) Capital World Bond Fund® (WBF)	Intermediate Bond Fund of America® (IBFA) Short-Term Bond Fund of America® (STBF) The Bond Fund of America® (BFA) U.S. Government Securities Fund® (GVT)

U.S. Government Securities Fund | U.S. Government Securities Fund® | Investments in future delivery contracts [Member]
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Risk [Text Block]	oef_RiskTextBlock

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.